Fair Value Measurements (Details) - GRAF INDUSTRIAL CORP. - USD ($)	Jun. 30, 2020	Jan. 18, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 25, 2018
Investments held in Trust Account	$ 117,294,619		$ 248,988,147	$ 244,890,301
Warrant liabilities	0	$ 0	32,502,650	15,136,749	$ 0
Level 1
Investments held in Trust Account	117,294,619		117,294,619	244,890,301
Warrant liabilities			0	0
Level 2
Investments held in Trust Account	0		0	0
Warrant liabilities			0	0
Level 3
Investments held in Trust Account	$ 0		0	0
Warrant liabilities			$ 32,502,650	$ 15,136,749